Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (9,462)	$ (1,069)	$ 22,045	$ (27,258)
Foreign currency translation gain (loss)	(2,086)	2,839	(1,542)	348
Comprehensive income (loss)	(11,548)	$ 1,770	20,503	$ (26,910)
Less: Comprehensive income (loss) attributable to non-controlling interests	(14,068)		30,474
Comprehensive income (loss)	$ 2,520		$ (9,971)